Consolidated Statements Of Financial Position (Parenthetical) - $ / shares	Sep. 30, 2018	Sep. 30, 2017
Consolidated Statements Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	500,000,000
Common stock, shares issued	53,400,000	200,600,000
Common stock, shares outstanding	53,400,000	200,600,000